Line of Credit - Additional Information (Details) - USD ($)			1 Months Ended
	Apr. 13, 2021	Jul. 18, 2019	Jul. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Nov. 30, 2019
Line Of Credit Facility [Line Items]
Available amount under line of credit				$ 125,000,000.0	$ 30,000,000.0
Revolving Credit Facility
Line Of Credit Facility [Line Items]
Revolving line of credit amount		$ 170,000,000.0
Debt instrument fee amount				$ 0
Line of credit facility effective interest rate				4.00%	2.21%
Revolving Credit Facility | London Interbank Offered Rate (LIBOR) | Minimum
Line Of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate	1.25%	1.25%
Revolving Credit Facility | London Interbank Offered Rate (LIBOR) | Maximum
Line Of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate	1.75%	1.50%
Accounts Receivable And Inventory Revolving Facility
Line Of Credit Facility [Line Items]
Aggregate principal amount	$ 230,000,000.0
Capital Expenditure Facility
Line Of Credit Facility [Line Items]
Aggregate principal amount	50,000,000.0
Loan And Security Agreement | Revolving Credit Facility
Line Of Credit Facility [Line Items]
Borrowing capacity under the credit facility	480,000,000.0		$ 335,000,000.0			$ 350,000,000.0
Allowable aggregate borrowing capacity increased amount						$ 200,000,000.0
Line of credit maturity date			2024-07
Loan And Security Agreement | Revolving Credit Facility | London Interbank Offered Rate (LIBOR) | Minimum
Line Of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate			1.25%
Loan And Security Agreement | Revolving Credit Facility | London Interbank Offered Rate (LIBOR) | Maximum
Line Of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate			1.75%
Loan And Security Agreement | Accounts Receivable And Inventory Revolving Facility
Line Of Credit Facility [Line Items]
Borrowing capacity under the credit facility	230,000,000.0
Loan And Security Agreement | Accounts Receivable And Inventory Revolving Facility | Maximum
Line Of Credit Facility [Line Items]
Aggregate principal amount			$ 185,000,000.0
Loan And Security Agreement | Term Loan
Line Of Credit Facility [Line Items]
Borrowing capacity under the credit facility	100,000,000.0
Loan And Security Agreement | Capital Expenditure Facility
Line Of Credit Facility [Line Items]
Borrowing capacity under the credit facility	50,000,000.0
Loan And Security Agreement | Delay Draw Term Loan Facility
Line Of Credit Facility [Line Items]
Borrowing capacity under the credit facility	$ 100,000,000.0